SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Global Dividend Growth Fund

Investments are grouped by geographic region

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.2%

Asia - 6.8%

Australia - 3.9%
Atlassian Corp., PLC *	3,525	742,330
BHP Group, Ltd. ADR	6,150	307,746
Macquarie Group, Ltd.	3,900	380,485
Woodside Energy Group, Ltd., ADR	2,222	44,795

		1,475,356

Japan - 1.9%
Astellas Pharma, Inc.	29,900	396,094
Recruit Holdings Co., Ltd.	10,800	311,101

		707,195

Singapore - 1.0%
Singapore Technologies Engineering, Ltd.	158,600	394,035

Europe - 32.7%

France - 0.8%
Faurecia SE *	11,926	129,097
Safran SA, ADR	7,700	174,636

		303,733

Germany - 4.0%
adidas AG	835	95,993
Allianz SE, ADR	35,000	546,350
Deutsche Post AG	4,050	122,066
Infineon Technologies AG	6,425	140,605
Muenchener Rueckversicherungs AG	650	156,468
Siemens AG	4,350	425,181
Siemens Energy AG	1,600	17,617

		1,504,280

Ireland - 5.7%
Accenture, PLC	3,675	945,577
Linde, PLC	1,475	397,645
Medtronic, PLC	6,200	500,650
Trane Technologies, PLC	2,175	314,962

		2,158,834

Spain - 1.5%
Iberdrola SA	60,400	563,181

Sweden - 0.9%
Telefonaktiebolaget LM Ericsson, ADR	57,600	330,624

Switzerland - 6.9%
Chubb, Ltd.	2,650	481,982
Logitech International SA	9,625	442,750
Lonza Group AG	950	462,546
Nestle SA	6,075	657,056
Partners Group Holding AG	725	583,469

		2,627,803

United Kingdom - 12.9%
AstraZeneca, PLC, ADR	15,400	844,536
BAE Systems, PLC	74,675	656,126
Diageo, PLC, ADR	4,225	717,447
HomeServe, PLC	33,725	444,353
London Stock Exchange Group, PLC	6,875	580,586
Man Group, PLC	71,800	177,783

Name of Issuer	Quantity	Fair Value ($)

RELX, PLC	17,550	427,735
Shell, PLC, ADR	20,525	1,021,324

		4,869,890

North America - 58.7%

United States - 58.7%
Abbott Laboratories	7,400	716,024
AES Corp.	5,100	115,260
Alphabet, Inc. - Class A *	9,000	860,850
Apple, Inc.	19,200	2,653,440
Applied Materials, Inc.	8,175	669,778
Arthur J Gallagher & Co.	3,775	646,356
Bank of America Corp.	16,300	492,260
Broadcom, Inc.	1,825	810,318
Constellation Brands, Inc.	2,750	631,620
CVS Health Corp.	6,625	631,826
Equifax, Inc.	1,000	171,430
Euronet Worldwide, Inc. *	2,800	212,128
FedEx Corp.	1,950	289,517
Goldman Sachs Group, Inc.	1,400	410,270
Home Depot, Inc.	2,550	703,647
Honeywell International, Inc.	3,200	534,304
Johnson & Johnson	6,925	1,131,268
JPMorgan Chase & Co.	7,350	768,075
Lockheed Martin Corp.	1,565	604,544
McDonald’s Corp.	1,860	429,176
Microsoft Corp.	10,725	2,497,853
Mondelez International, Inc.	7,100	389,293
Otis Worldwide Corp.	3,875	247,225
PepsiCo, Inc.	5,775	942,827
Salesforce, Inc. *	725	104,284
Scotts Miracle-Gro Co.	2,675	114,356
Sherwin-Williams Co.	1,875	383,906
Starbucks Corp.	2,950	248,567
T Rowe Price Group, Inc.	2,450	257,274
Thermo Fisher Scientific, Inc.	1,175	595,948
Union Pacific Corp.	4,050	789,021
UnitedHealth Group, Inc.	1,625	820,690
Waste Management, Inc.	5,100	817,071
WEC Energy Group, Inc.	6,150	549,994

		22,240,400

Total Common Stocks (cost: $26,537,949)		37,175,331

Short-Term Securities - 1.6%
Fidelity Inst. Money Mkt. Gvt. Fund, 2.74% (cost $621,127)	621,127	621,127

Total Investments in Securities - 99.8% (cost $27,159,076)		37,796,458

Other Assets and Liabilities, net - 0.2%		76,359

Net Assets - 100.0%		$37,872,817

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

SEPTEMBER 30, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Sit Global Dividend Growth Fund (Continued)

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Technology Services	15.0%
Finance	14.5
Electronic Technology	13.3
Health Technology	12.3
Producer Manufacturing	9.2
Consumer Non-Durables	9.1
Retail Trade	3.5
Utilities	3.2
Transportation	3.2
Consumer Services	2.9
Energy Minerals	2.8
Process Industries	2.4
Health Services	2.2
Industrial Services	2.2
Commercial Services	1.6
Non-Energy Minerals	0.8
Short-Term Securities	1.6

99.8
Other Assets and Liabilities, net	0.2

100.0%

A summary of the levels for the Fund’s investments as of September 30, 2022 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks
Australia	1,094,871	380,485	—	1,475,356
France	174,636	129,097	—	303,733
Germany	546,350	957,930	—	1,504,280
Ireland	2,158,834	—	—	2,158,834
Japan	—	707,195	—	707,195
Singapore	—	394,035	—	394,035
Spain	—	563,181	—	563,181
Sweden	330,624	—	—	330,624
Switzerland	924,732	1,703,071	—	2,627,803
United Kingdom	2,583,307	2,286,583	—	4,869,890
United States	22,240,400	—	—	22,240,400
Short-Term Securities	621,127	—	—	621,127

Total:	30,674,881	7,121,577	—	37,796,458

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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